Recently Issued Accounting Standards - Additional Information (Detail) - Increase (decrease) due to application of IFRS 16 [member]	Dec. 31, 2018 MXN ($)
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Right of use assets	$ 113,000,000
Lease liabilities	113,000,000
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Right of use assets	132,000,000
Lease liabilities	$ 132,000,000